Expenses By Nature - Summary of Lease Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Variable lease payments			€ 20,830	€ 8,433	€ 3,533
Expenses relating to short-term leases			1,347	4,339	3,070
Expenses relating to low-value leases			437	933	1,449
Rent concessions			0	(80)	(2,362)
Total lease expenses	€ 13,824	€ 9,717	€ 22,614	€ 13,625	€ 5,690